FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.6%
	COMMUNICATIONS — 11.5%
1,494	Alphabet, Inc. - Class A1	$363,191
1,217	Alphabet, Inc. - Class C1	296,400
2,317	AT&T, Inc.[1]	65,432
17	Booking Holdings, Inc.[1]	91,788
976	Comcast Corp. - Class A1	30,666
557	Meta Platforms, Inc. - Class A1	409,050
109	Netflix, Inc.*,1	130,682
865	Uber Technologies, Inc.*,1	84,744
1,359	Verizon Communications, Inc.[1]	59,728
463	Walt Disney Co.[1]	53,014
		1,584,695
	CONSUMER DISCRETIONARY — 9.6%
2,534	Amazon.com, Inc.*,1	556,390
269	Home Depot, Inc.[1]	108,996
153	Lowe's Cos., Inc.[1]	38,451
355	McDonald's Corp.[1]	107,881
1,162	NIKE, Inc. - Class B1	81,026
562	Starbucks Corp.[1]	47,545
745	Tesla, Inc.*,1	331,317
306	TJX Cos., Inc.	44,229
		1,315,835
	CONSUMER STAPLES — 5.1%
595	Altria Group, Inc.[1]	39,306
1,360	Coca-Cola Co.[1]	90,195
261	Colgate-Palmolive Co.[1]	20,864
122	Costco Wholesale Corp.[1]	112,927
469	Mondelez International, Inc. - Class A1	29,298
481	PepsiCo, Inc.[1]	67,552
545	Philip Morris International, Inc.[1]	88,399
752	Procter & Gamble Co.[1]	115,545
127	Target Corp.[1]	11,392
1,190	Walmart, Inc.[1]	122,641
		698,119
	ENERGY — 2.9%
755	Chevron Corp.[1]	117,244
585	ConocoPhillips[1]	55,335
1,987	Exxon Mobil Corp.[1]	224,034
		396,613
	FINANCIALS — 13.3%
197	American Express Co.[1]	65,436

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,946	Bank of America Corp.[1]	$100,394
648	Berkshire Hathaway, Inc. - Class B*,1	325,776
51	BlackRock, Inc.[1]	59,459
529	Charles Schwab Corp.[1]	50,504
624	Chubb Ltd.[1,2]	176,124
551	Citigroup, Inc.[1]	55,927
111	Goldman Sachs Group, Inc.[1]	88,395
821	JPMorgan Chase & Co.[1]	258,968
290	Mastercard, Inc. - Class A1	164,955
967	MetLife, Inc.[1]	79,652
439	Morgan Stanley[1]	69,783
354	PayPal Holdings, Inc.*,1	23,739
455	U.S. Bancorp[1]	21,990
611	Visa, Inc. - Class A1	208,583
971	Wells Fargo & Co.[1]	81,389
		1,831,074
	HEALTH CARE — 8.9%
821	Abbott Laboratories[1]	109,965
525	AbbVie, Inc.[1]	121,558
159	Amgen, Inc.[1]	44,870
602	Bristol-Myers Squibb Co.[1]	27,150
595	CVS Health Corp.[1]	44,857
191	Danaher Corp.[1]	37,868
110	Elevance Health, Inc.[1]	35,543
234	Eli Lilly & Co.[1]	178,542
370	Gilead Sciences, Inc.[1]	41,070
168	Intuitive Surgical, Inc.*,1	75,135
715	Johnson & Johnson[1]	132,575
607	Medtronic PLC[1,2]	57,811
751	Merck & Co., Inc.[1]	63,031
1,683	Pfizer, Inc.[1]	42,883
114	Thermo Fisher Scientific, Inc.[1]	55,292
436	UnitedHealth Group, Inc.[1]	150,551
		1,218,701
	INDUSTRIALS — 8.2%
293	3M Co.[1]	45,468
402	Boeing Co.*,1	86,764
259	Caterpillar, Inc.[1]	123,582
137	Deere & Co.[1]	62,645
212	Eaton Corp. PLC[2]	79,341
306	Emerson Electric Co.[1]	40,141

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
92	FedEx Corp.[1]	$21,694
581	General Electric Co. DBA GE Aerospace[1]	174,776
349	Honeywell International, Inc.[1]	73,464
113	Lockheed Martin Corp.[1]	56,411
715	RTX Corp.[1]	119,641
249	Union Pacific Corp.[1]	58,856
300	United Parcel Service, Inc. - Class B1	25,059
699	Waste Management, Inc.[1]	154,360
		1,122,202
	MATERIALS — 1.9%
557	Linde PLC[1,2]	264,575

	REAL ESTATE — 1.6%
1,130	American Tower Corp., REIT[1]	217,322

	TECHNOLOGY — 35.3%
228	Accenture PLC[1,2]	56,225
160	Adobe, Inc.*,1	56,440
546	Advanced Micro Devices, Inc.*,1	88,337
3,655	Apple, Inc.[1]	930,673
277	Applied Materials, Inc.[1]	56,713
1,569	Broadcom, Inc.[1]	517,629
3,936	Cisco Systems, Inc.[1]	269,301
1,448	Intel Corp.[1]	48,580
337	International Business Machines Corp.[1]	95,088
102	Intuit, Inc.[1]	69,657
1,798	Microsoft Corp.[1]	931,274
5,931	NVIDIA Corp.[1]	1,106,606
585	Oracle Corp.[1]	164,526
746	Palantir Technologies, Inc. - Class A*	136,085
373	QUALCOMM, Inc.[1]	62,052
112	S&P Global, Inc.[1]	54,512
347	Salesforce, Inc.[1]	82,239
75	ServiceNow, Inc.*,1	69,021
306	Texas Instruments, Inc.[1]	56,221
		4,851,179
	UTILITIES — 2.3%
674	Duke Energy Corp.[1]	83,408
1,794	NextEra Energy, Inc.[1]	135,429
956	Southern Co.[1]	90,600
		309,437

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	TOTAL COMMON STOCKS
	(Cost $13,029,990)	$13,809,752

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 15.0%
	CALL OPTIONS — 8.8%
	S&P 500 Index
9	Exercise Price: $6,000.01, Notional Amount: $5,400,009, Expiration Date: October 7, 2027*	1,214,259
	TOTAL CALL OPTIONS
	(Cost $469,816)	1,214,259

	PUT OPTIONS — 6.2%
	iShares Core S&P 500 Index ETF
17	Exercise Price: $581.50, Notional Amount: $988,550, Expiration Date: October 8, 2027*	48,306
	S&P 500 Index
9	Exercise Price: $5,000.01, Notional Amount: $4,500,009, Expiration Date: October 7, 2027*	146,185
23	Exercise Price: $5,815.03, Notional Amount: $13,374,569, Expiration Date: October 8, 2027*	651,443
	TOTAL PUT OPTIONS
	(Cost $1,496,437)	845,934
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,966,253)	2,060,193

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
208,354	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	208,354
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $208,354)	208,354
	TOTAL INVESTMENTS — 117.1%
	(Cost $15,204,597)	16,078,299
	Liabilities in Excess of Other Assets — (17.1)%	(2,342,502)
	TOTAL NET ASSETS — 100.0%	$13,735,797

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (16.4)%
CALL OPTIONS — (14.3)%
3M Co.

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(1)	Exercise Price: $152.50, Notional Amount: $(15,250), Expiration Date: October 3, 2025*	$(380)
	Abbott Laboratories
(2)	Exercise Price: $134.00, Notional Amount: $(26,800), Expiration Date: October 3, 2025*	(214)
	AbbVie, Inc.
(1)	Exercise Price: $220.00, Notional Amount: $(22,000), Expiration Date: October 3, 2025*	(1,200)
	Accenture PLC
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: October 3, 2025*	(765)
	Advanced Micro Devices, Inc.
(1)	Exercise Price: $160.00, Notional Amount: $(16,000), Expiration Date: October 3, 2025*	(395)
	Alphabet, Inc. - Class A
(4)	Exercise Price: $247.50, Notional Amount: $(99,000), Expiration Date: October 3, 2025*	(538)
	Alphabet, Inc. - Class C
(3)	Exercise Price: $247.50, Notional Amount: $(74,250), Expiration Date: October 3, 2025*	(436)
	Altria Group, Inc.
(1)	Exercise Price: $66.00, Notional Amount: $(6,600), Expiration Date: October 3, 2025*	(54)
	Amazon.com, Inc.
(6)	Exercise Price: $220.00, Notional Amount: $(132,000), Expiration Date: October 3, 2025*	(1,452)
	Apple, Inc.
(9)	Exercise Price: $255.00, Notional Amount: $(229,500), Expiration Date: October 3, 2025*	(1,845)
	Applied Materials, Inc.
(1)	Exercise Price: $205.00, Notional Amount: $(20,500), Expiration Date: October 3, 2025*	(294)
	AT&T, Inc.
(6)	Exercise Price: $28.50, Notional Amount: $(17,100), Expiration Date: October 3, 2025*	(66)
	Bank of America Corp.
(5)	Exercise Price: $52.00, Notional Amount: $(26,000), Expiration Date: October 3, 2025*	(155)
	Berkshire Hathaway, Inc. - Class B
(2)	Exercise Price: $500.00, Notional Amount: $(100,000), Expiration Date: October 3, 2025*	(885)
	Boeing Co.
(1)	Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: October 3, 2025*	(70)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bristol-Myers Squibb Co.
(2)	Exercise Price: $44.00, Notional Amount: $(8,800), Expiration Date: October 3, 2025*	$(267)
	Broadcom, Inc.
(4)	Exercise Price: $335.00, Notional Amount: $(134,000), Expiration Date: October 3, 2025*	(1,198)
	Caterpillar, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(1,325)
	Charles Schwab Corp.
(1)	Exercise Price: $96.00, Notional Amount: $(9,600), Expiration Date: October 3, 2025*	(81)
	Chevron Corp.
(2)	Exercise Price: $160.00, Notional Amount: $(32,000), Expiration Date: October 3, 2025*	(33)
	Cisco Systems, Inc.
(10)	Exercise Price: $68.00, Notional Amount: $(68,000), Expiration Date: October 3, 2025*	(785)
	Citigroup, Inc.
(1)	Exercise Price: $104.00, Notional Amount: $(10,400), Expiration Date: October 3, 2025*	(32)
	Coca-Cola Co.
(3)	Exercise Price: $66.00, Notional Amount: $(19,800), Expiration Date: October 3, 2025*	(189)
	Colgate-Palmolive Co.
(1)	Exercise Price: $79.00, Notional Amount: $(7,900), Expiration Date: October 3, 2025*	(130)
	Comcast Corp. - Class A
(2)	Exercise Price: $31.50, Notional Amount: $(6,300), Expiration Date: October 3, 2025*	(34)
	ConocoPhillips
(1)	Exercise Price: $98.00, Notional Amount: $(9,800), Expiration Date: October 3, 2025*	(17)
	CVS Health Corp.
(1)	Exercise Price: $76.00, Notional Amount: $(7,600), Expiration Date: October 3, 2025*	(133)
	Eaton Corp. PLC
(1)	Exercise Price: $365.00, Notional Amount: $(36,500), Expiration Date: October 3, 2025*	(1,085)
	Eli Lilly & Co.
(1)	Exercise Price: $725.00, Notional Amount: $(72,500), Expiration Date: October 3, 2025*	(3,947)
	Emerson Electric Co.

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(1)	Exercise Price: $129.00, Notional Amount: $(12,900), Expiration Date: October 3, 2025*	$(277)
	Exxon Mobil Corp.
(5)	Exercise Price: $117.00, Notional Amount: $(58,500), Expiration Date: October 3, 2025*	(58)
	General Electric Co. DBA GE Aerospace
(1)	Exercise Price: $295.00, Notional Amount: $(29,500), Expiration Date: October 3, 2025*	(710)
	Gilead Sciences, Inc.
(1)	Exercise Price: $112.00, Notional Amount: $(11,200), Expiration Date: October 3, 2025*	(91)
	Home Depot, Inc.
(1)	Exercise Price: $410.00, Notional Amount: $(41,000), Expiration Date: October 3, 2025*	(136)
	Honeywell International, Inc.
(1)	Exercise Price: $207.50, Notional Amount: $(20,750), Expiration Date: October 3, 2025*	(395)
	Intel Corp.
(4)	Exercise Price: $35.50, Notional Amount: $(14,200), Expiration Date: October 3, 2025*	(130)
	International Business Machines Corp.
(1)	Exercise Price: $287.50, Notional Amount: $(28,750), Expiration Date: October 3, 2025*	(166)
	Johnson & Johnson
(2)	Exercise Price: $180.00, Notional Amount: $(36,000), Expiration Date: October 3, 2025*	(1,140)
	JPMorgan Chase & Co.
(2)	Exercise Price: $317.50, Notional Amount: $(63,500), Expiration Date: October 3, 2025*	(358)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $565.00, Notional Amount: $(56,500), Expiration Date: October 3, 2025*	(740)
	McDonald's Corp.
(1)	Exercise Price: $305.00, Notional Amount: $(30,500), Expiration Date: October 3, 2025*	(159)
	Medtronic PLC
(2)	Exercise Price: $95.00, Notional Amount: $(19,000), Expiration Date: October 3, 2025*	(183)
	Merck & Co., Inc.
(2)	Exercise Price: $78.00, Notional Amount: $(15,600), Expiration Date: October 3, 2025*	(1,205)
	Meta Platforms, Inc. - Class A
(1)	Exercise Price: $740.00, Notional Amount: $(74,000), Expiration Date: October 3, 2025*	(595)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Microsoft Corp.
(5)	Exercise Price: $512.50, Notional Amount: $(256,250), Expiration Date: October 3, 2025*	$(3,862)
	Mondelez International, Inc. - Class A
(1)	Exercise Price: $64.00, Notional Amount: $(6,400), Expiration Date: October 3, 2025*	(13)
	Morgan Stanley
(1)	Exercise Price: $160.00, Notional Amount: $(16,000), Expiration Date: October 3, 2025*	(125)
	NextEra Energy, Inc.
(5)	Exercise Price: $76.00, Notional Amount: $(38,000), Expiration Date: October 3, 2025*	(277)
	NIKE, Inc. - Class B
(3)	Exercise Price: $69.00, Notional Amount: $(20,700), Expiration Date: October 3, 2025*	(1,057)
	NVIDIA Corp.
(15)	Exercise Price: $177.50, Notional Amount: $(266,250), Expiration Date: October 3, 2025*	(14,512)
	Oracle Corp.
(1)	Exercise Price: $282.50, Notional Amount: $(28,250), Expiration Date: October 3, 2025*	(455)
	Palantir Technologies, Inc. - Class A
(2)	Exercise Price: $177.50, Notional Amount: $(35,500), Expiration Date: October 3, 2025*	(1,345)
	PayPal Holdings, Inc.
(1)	Exercise Price: $68.00, Notional Amount: $(6,800), Expiration Date: October 3, 2025*	(56)
	PepsiCo, Inc.
(1)	Exercise Price: $140.00, Notional Amount: $(14,000), Expiration Date: October 3, 2025*	(147)
	Pfizer, Inc.
(4)	Exercise Price: $23.50, Notional Amount: $(9,400), Expiration Date: October 3, 2025*	(802)
	Philip Morris International, Inc.
(1)	Exercise Price: $165.00, Notional Amount: $(16,500), Expiration Date: October 3, 2025*	(40)
	Procter & Gamble Co.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: October 3, 2025*	(377)
	QUALCOMM, Inc.
(1)	Exercise Price: $170.00, Notional Amount: $(17,000), Expiration Date: October 3, 2025*	(64)
	RTX Corp.

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(2)	Exercise Price: $162.50, Notional Amount: $(32,500), Expiration Date: October 3, 2025*	$(1,200)
	S&P 500 Index
(9)	Exercise Price: $5,000.01, Notional Amount: $(4,500,009), Expiration Date: October 7, 2027*	(1,908,244)
	Salesforce, Inc.
(1)	Exercise Price: $245.00, Notional Amount: $(24,500), Expiration Date: October 3, 2025*	(82)
	Southern Co.
(2)	Exercise Price: $94.00, Notional Amount: $(18,800), Expiration Date: October 3, 2025*	(225)
	Starbucks Corp.
(1)	Exercise Price: $83.00, Notional Amount: $(8,300), Expiration Date: October 3, 2025*	(211)
	Tesla, Inc.
(2)	Exercise Price: $437.50, Notional Amount: $(87,500), Expiration Date: October 3, 2025*	(2,970)
	Texas Instruments, Inc.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(168)
	TJX Cos., Inc.
(1)	Exercise Price: $143.00, Notional Amount: $(14,300), Expiration Date: October 3, 2025*	(208)
	U.S. Bancorp
(1)	Exercise Price: $49.50, Notional Amount: $(4,950), Expiration Date: October 3, 2025*	(9)
	Uber Technologies, Inc.
(2)	Exercise Price: $98.00, Notional Amount: $(19,600), Expiration Date: October 3, 2025*	(277)
	Union Pacific Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: October 3, 2025*	(225)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: October 3, 2025*	(67)
	UnitedHealth Group, Inc.
(1)	Exercise Price: $345.00, Notional Amount: $(34,500), Expiration Date: October 3, 2025*	(517)
	Verizon Communications, Inc.
(3)	Exercise Price: $43.50, Notional Amount: $(13,050), Expiration Date: October 3, 2025*	(168)
	Visa, Inc. - Class A
(2)	Exercise Price: $337.50, Notional Amount: $(67,500), Expiration Date: October 3, 2025*	(1,080)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Walmart, Inc.
(3)	Exercise Price: $103.00, Notional Amount: $(30,900), Expiration Date: October 3, 2025*	$(273)
	Walt Disney Co.
(1)	Exercise Price: $113.00, Notional Amount: $(11,300), Expiration Date: October 3, 2025*	(209)
	Wells Fargo & Co.
(2)	Exercise Price: $85.00, Notional Amount: $(17,000), Expiration Date: October 3, 2025*	(81)
	TOTAL CALL OPTIONS
	(Proceeds $1,000,717)	(1,963,694)

	PUT OPTIONS — (2.1)%
	S&P 500 Index
(9)	Exercise Price: $6,000.01, Notional Amount: $(5,400,009), Expiration Date: October 7, 2027*	(287,120)
	TOTAL PUT OPTIONS
	(Proceeds $645,509)	(287,120)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,646,226)	$(2,250,814)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust
* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $2,284,005, which represents 16.63% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$457,952	3.3%
Switzerland	176,124	1.3%
United States	15,444,223	112.5%
Total Investments	16,078,299	117.1%
Liabilities in Excess of Other Assets	(2,342,502)	(17.1)%
Total Net Assets	$13,735,797	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.5%
Consumer Discretionary	9.6%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.3%
Health Care	8.9%
Industrials	8.2%
Materials	1.9%
Real Estate	1.6%
Technology	35.3%
Utilities	2.3%
Total Common Stocks	100.6%
Purchased Options Contracts	15.0%
Short-Term Investments	1.5%
Total Investments	117.1%
Liabilities in Excess of Other Assets	(17.1)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

FT Vest Hedged Equity Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$13,809,752	$-	$-	$13,809,752
Short-Term Investments	208,354	-	-	208,354
Total Investments	14,018,106	-	-	14,018,106
Purchased Options Contracts	-	2,060,193	-	2,060,193
Total Investments and Options	$14,018,106	$2,060,193	$-	$16,078,299

Liabilities
Written Options Contracts	$55,450	$2,195,364	$-	$2,250,814
Total Options	$55,450	$2,195,364	$-	$2,250,814

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.